Equity-based Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		3 Months Ended		6 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2021	Jul. 31, 2019	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2019	Jul. 15, 2019	Sep. 30, 2021	Sep. 15, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jul. 16, 2019
Share-based Payment Award, Vesting period		3 years
Share-based Payment Award, Shares granted					3,799,364	0				195,222
Share-based Payment Award, Number of shares vesting						0
Total unit-based compensation					$ 744	$ 5,807	$ 4,338		$ 1,330	$ 1,747
Unrecognized unit-based compensation expense										1,747
Capital Unit, Class B [Member]
Sharebased payment arrangement number of options vested							912,651
Share based compensation vested number of shares participation threshold after modification							578,217
2015 Incentive Equity Pool [Member]
Share-based Payment Award, Shares granted					0	48,592
Share-based Payment Award, Number of shares vesting					0	(180,137)
Equity Incentive Plan 2019 [Member]
Total unit-based compensation		$ 9,000
Sharebased compensation arrangements weighted average intrinsic value of shares forfeited		$ 27.00
Performance Shares [Member]
Share-based Payment Award, Shares granted								1,177,308
Total unit-based compensation					$ 0	$ 0				0
Unrecognized unit-based compensation expense										$ 4,300
Performance Shares [Member] | 2019 Incentive Equity Pool [Member]
Share-based Payment Award, Shares granted					1,899,682					97,611
Share-based Payment Award, Number of shares vesting					0					0
Total unit-based compensation					$ 0	0				$ 0
Performance Shares [Member] | 2015 Incentive Equity Pool [Member]
Total unit-based compensation					0	0				0
Performance Shares [Member] | Equity Incentive Plan 2019 [Member]
Total unit-based compensation			$ 200
Time Based [Member]
Share-based Payment Award, Shares granted								1,477,323
Share-based Payment Award, Number of shares vesting	(74,049)							(437,731)
Total unit-based compensation					$ 744	5,807	$ 1,500		$ 1,300	1,747
Unrecognized unit-based compensation expense										$ 4,400
Weighted average remaining requisite period										2 years 7 months 6 days
Sharebased compensation arrangement unrecognized expense	$ 18,400		18,400				$ 18,400
Weighted-average period over which cost not yet recognized is expected to be recognized							2 years 9 months 18 days
Time Based [Member] | 2019 Incentive Equity Pool [Member]
Share-based Payment Award, Shares granted					1,899,682					97,611
Share-based Payment Award, Number of shares vesting					0					(474,920)
Total unit-based compensation					$ 0	5,807				$ 0
Time Based [Member] | 2015 Incentive Equity Pool [Member]
Total unit-based compensation					$ 744	$ 0				$ 1,747
Time Based Restricted Stock Units [Member] | Equity Incentive Plan 2021 [Member]
Sharebased compensation arrangement unrecognized expense	$ 39,100		$ 39,100				$ 39,100
Sharebased compensation arrangement weighted average remaining term							4 years
Restricted Stock Units (RSUs) [Member] | Equity Incentive Plan 2021 [Member]
Total unit-based compensation							$ 400
Common Class B [Member]
Share-based Payment Award, Number of shares vesting										474,920
Sharebased compensation arrangement plan modification incremental costs		$ 72,149					$ 1,900
Common Class B [Member] | 2019 Incentive Equity Pool [Member]
Shares reserved for future issuance		8,088,877
Common Class B [Member] | 2015 Incentive Equity Pool [Member]
Shares reserved for future issuance													407,750
Common Class B [Member] | Performance Shares [Member]
Sharebased compensation arrangement accelerated vesting number		48,099
Common Class B [Member] | Time Based [Member]
Sharebased compensation arrangement accelerated vesting number		24,049
Class B Series A Units [Member]
Share-based Payment Award, Number of shares vesting												1
ClassB Series B Units [Member]
Share-based Payment Award, Number of shares vesting												73,418
ClassB Series C Units [Member]
Share-based Payment Award, Number of shares vesting												57,105
Class B Series D Units [Member]
Share-based Payment Award, Number of shares vesting												89,737
Class B Series E Units [Member]
Share-based Payment Award, Number of shares vesting											48,592
Common Class A [Member]
Total unit-based compensation				$ 300
Common Class A [Member] | Time Based Restricted Stock Units [Member] | Equity Incentive Plan 2021 [Member]
Common stock available for awards							8,989,039
Sharebased compensation arrangment Restrcited Stock units granted							1,464,681